Interest Expense and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expense And Finance Cost
Interest Expense and Finance Cost (Table)

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Interest expense	$60,573	$61,937	$46,553
Amortization and write-off of deferred financing costs	3,980	3,378	2,626
Other	127	84	(13)
Interest expense and financing cost	$64,680	$65,399	$49,166